Other liabilities and provisions (Details) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Other liabilities and provisions
Liabilities, fair value	$ 37,000,000	$ 53,000,000
Finance income (cost)	(240,000,000)	(192,000,000)	$ (147,000,000)
Exceptional items.
Other liabilities and provisions
Finance income (cost)	$ (14,000,000)	13,000,000	$ 58,000,000
Earnout Shares
Other liabilities and provisions
Period over which Earnout Shares are to be issued	5 years
Earnout Shares | Maximum
Other liabilities and provisions
Shares issued under contingent earn out liability | shares	60,730
Earnout Shares | Option Pricing | Exceptional items.
Other liabilities and provisions
Change in valuation	$ 7,000,000	13,000,000
Earnout Shares | Option Pricing | Other Liabilities
Other liabilities and provisions
Liabilities, fair value	$ 3,000,000	$ 10,000,000
Earnout Shares | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.03	0.04
Earnout Shares | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.50	0.59
Percentage of reasonably possible increase in unobservable input	5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input	$ 2,000,000	$ 4,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	$ (2,000,000)	(4,000,000)
Earnout Shares | Year 1
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	$ 13
Earnout Shares | Year 2
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	15
Earnout Shares | Year 3
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	16.5
Earnout Shares | Year 4
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	18
Earnout Shares | Year 5
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	19.5
AMP Private Warrants
Other liabilities and provisions
Exercise price of warrants | $ / shares	$ 11.5
Warrant exercise period	5 years
AMP Private Warrants | Option Pricing
Other liabilities and provisions
Warrant liability		1,000,000
AMP Private Warrants | Option Pricing | Exceptional items.
Other liabilities and provisions
Change in valuation	$ 1,000,000	$ 1,000,000
AMP Private Warrants | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.03	0.04
AMP Private Warrants | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.50	0.59
Percentage of reasonably possible increase in unobservable input	5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input		$ 0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input		0
NOMOQ - Put and call arrangements
Other liabilities and provisions
Fair value of put and call arrangements valuation	$ 11,000,000	$ 7,000,000